Other Non-current Assets	12 Months Ended
Dec. 31, 2023
Other Assets, Noncurrent [Abstract]
Other Non-current Assets
14. Other
Non-current
Assets
Other
non-current
assets consisted of the following:

	As of December 31,
	2022	2023

Finance lease receivables, non-current portion, net (Note 18)	—	205,118
Deposits (i)	151,914	120,354
Prepayments for purchase of property and equipment	47,258	118,945
Non-current portion of prepayments for advertising and technical support services (Note 5)	—	87,656
Goodwill (Note 5)	—	34,106
Others	2,099	9,971

Total	201,271	576,150

(i) Deposits primarily consist of deposits for offices and retail and service centers whose lease expiration dates are not within one year.